STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2%
Advertising - 1.3%
Advantage Sales & Marketing Inc., Sr. Scd. Notes		6.50	11/15/2028	1,690,000	[b,c]	1,341,852
Clear Channel Outdoor Holdings Inc., Sr. Scd. Notes		5.13	8/15/2027	2,687,000	[b]	2,274,215
CMG Media Corp., Gtd. Notes		8.88	12/15/2027	2,169,000	[b]	1,659,936
Outfront Media Capital LLC, Gtd. Notes		5.00	8/15/2027	1,843,000	[b]	1,612,247
Summer BC Holdco B SARL, Sr. Scd. Bonds	EUR	5.75	10/31/2026	2,010,000	[b]	1,684,474
					8,572,724
Aerospace & Defense - .9%
Bombardier Inc., Sr. Unscd. Notes		7.50	3/15/2025	740,000	[b]	720,597
TransDigm Inc., Gtd. Notes		4.88	5/1/2029	1,674,000		1,355,940
TransDigm Inc., Gtd. Notes		5.50	11/15/2027	2,605,000		2,271,469
TransDigm Inc., Sr. Scd. Notes		6.25	3/15/2026	1,538,000	[b]	1,494,459
					5,842,465
Airlines - .9%
American Airlines Inc., Sr. Scd. Notes		5.50	4/20/2026	1,040,294	[b]	978,745
American Airlines Inc., Sr. Scd. Notes		5.75	4/20/2029	1,230,000	[b]	1,075,358
American Airlines Inc., Sr. Scd. Notes		11.75	7/15/2025	1,636,000	[b]	1,711,125
Hawaiian Brand Intellectual Property Ltd., Sr. Scd. Notes		5.75	1/20/2026	335,000	[b]	295,971
United Airlines Inc., Sr. Scd. Notes		4.38	4/15/2026	2,135,000	[b]	1,909,202
					5,970,401
Automobiles & Components - 2.9%
Dealer Tire LLC, Sr. Unscd. Notes		8.00	2/1/2028	3,052,000	[b]	2,694,859
Ford Motor Co., Sr. Unscd. Notes		4.75	1/15/2043	2,420,000		1,609,409
Ford Motor Co., Sr. Unscd. Notes		5.29	12/8/2046	1,690,000		1,195,109
Ford Motor Credit Co., Sr. Unscd. Notes		2.90	2/16/2028	3,190,000		2,511,791
Ford Motor Credit Co., Sr. Unscd. Notes		3.38	11/13/2025	3,000,000		2,654,840
Ford Motor Credit Co., Sr. Unscd. Notes		3.82	11/2/2027	200,000		168,288
Ford Motor Credit Co., Sr. Unscd. Notes		4.06	11/1/2024	1,180,000		1,109,277
Ford Motor Credit Co., Sr. Unscd. Notes		4.13	8/4/2025	1,130,000		1,027,108
Ford Motor Credit Co., Sr. Unscd. Notes		4.27	1/9/2027	2,780,000		2,436,281

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Automobiles & Components - 2.9% (continued)
Ford Motor Credit Co., Sr. Unscd. Notes		5.11	5/3/2029	1,265,000	[c]	1,100,569
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	1,100,000	[b,d]	940,396
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.88	5/15/2027	2,800,000	[b,d]	2,115,169
					19,563,096
Banks - .8%
Bank of America Corp., Jr. Sub. Notes, Ser. JJ		5.13	6/20/2024	1,600,000	[e]	1,496,116
Citigroup Inc., Jr. Sub. Notes , Ser. U		5.00	9/12/2024	2,275,000	[e]	2,030,159
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH		4.60	2/1/2025	1,770,000	[e]	1,546,272
					5,072,547
Beverage Products - .4%
Primo Water Holdings Inc., Gtd. Notes		4.38	4/30/2029	3,451,000	[b]	2,812,188
Building Materials - 1.2%
Eco Material Technologies Inc., Sr. Scd. Notes		7.88	1/31/2027	3,318,000	[b]	2,944,539
Griffon Corp., Gtd. Notes		5.75	3/1/2028	1,932,000		1,664,080
JELD-WEN Inc., Gtd. Notes		4.63	12/15/2025	2,730,000	[b]	2,216,419
Standard Industries Inc., Sr. Unscd. Notes		4.75	1/15/2028	1,720,000	[b]	1,457,279
					8,282,317
Chemicals - 1.7%
Consolidated Energy Finance SA, Gtd. Notes		5.63	10/15/2028	2,938,000	[b]	2,363,413
Iris Holdings Inc., Sr. Unscd. Notes		8.75	2/15/2026	2,759,000	[b,d]	2,555,855
Italmatch Chemicals SpA, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	5.94	9/30/2024	1,560,000	[b,f]	1,446,319
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	3.88	10/1/2028	1,111,000	[b]	829,957
Olympus Water US Holding Corp., Sr. Scd. Notes		4.25	10/1/2028	1,593,000	[b]	1,227,096
Olympus Water US Holding Corp., Sr. Unscd. Notes		6.25	10/1/2029	2,112,000	[b]	1,450,881
Trinseo Materials Finance Inc., Gtd. Bonds		5.13	4/1/2029	750,000	[b,c]	443,944
Trinseo Materials Finance Inc., Gtd. Notes		5.38	9/1/2025	1,360,000	[b]	1,103,116
					11,420,581
Collateralized Loan Obligations Debt - 3.5%
Ares European XII DAC CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10%	EUR	6.15	4/20/2032	1,450,000	[b,f]	1,173,330

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Collateralized Loan Obligations Debt - 3.5% (continued)
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		8.01	4/15/2031	2,000,000	[b,f]	1,626,128
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		9.41	4/20/2031	1,000,000	[b,f]	878,959
Battalion X Ltd. CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		9.39	1/25/2035	1,750,000	[b,f]	1,432,839
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, 3 Month LIBOR +6.60%		9.31	12/19/2032	2,500,000	[b,f]	2,132,100
Euro-Galaxy VII DAC CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20%	EUR	6.35	7/25/2035	3,000,000	[b,f]	2,295,375
KKR 23 Ltd. CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		8.71	10/20/2031	3,000,000	[b,f]	2,439,717
KKR 26 Ltd. CLO, Ser. 26, Cl. ER, 3 Month LIBOR +7.15%		9.66	10/15/2034	1,000,000	[b,f]	866,779
Neuberger Berman Loan Advisers 24 Ltd. CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		8.76	4/19/2030	2,000,000	[b,f]	1,712,402
Octagon Investment Partners 46 Ltd. CLO, Ser. 2020-2A, Cl. ER, 3 Month LIBOR +6.60%		9.11	7/15/2036	3,000,000	[b,f]	2,563,284
OHA Credit Funding 10 Ltd. CLO, Ser. 2021-10A, Cl. E, 3 Month LIBOR +6.25%		8.99	1/18/2036	1,050,000	[b,f]	917,098
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		8.79	4/17/2031	4,000,000	[b,f]	3,032,748
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00%	EUR	6.00	1/17/2032	1,000,000	[b,f]	797,121
Tymon Park DAC CLO, Ser. 2019-1A, Cl. DRR, 3 Month EURIBOR +6.16%	EUR	6.20	7/21/2034	2,000,000	[b,f]	1,568,988
					23,436,868
Commercial & Professional Services - 4.1%
Albion Financing 1 SARL, Sr. Scd. Notes		6.13	10/15/2026	820,000	[b]	694,253
Allied Universal Holdco LLC, Sr. Scd. Notes		6.63	7/15/2026	2,910,000	[b]	2,598,834
AMN Healthcare Inc., Gtd. Notes		4.63	10/1/2027	2,005,000	[b]	1,803,212
APX Group Inc., Gtd. Notes		5.75	7/15/2029	4,163,000	[b]	3,300,177
HealthEquity Inc., Gtd. Notes		4.50	10/1/2029	3,936,000	[b]	3,329,817
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	1,650,000	[b]	1,364,352
PECF USS Intermediate Holding III Corp., Sr. Unscd. Notes		8.00	11/15/2029	1,771,000	[b]	1,298,618
Prime Security Services Borrower LLC, Scd. Notes		6.25	1/15/2028	2,552,000	[b,c]	2,181,938

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Commercial & Professional Services - 4.1% (continued)
Prime Security Services Borrower LLC, Sr. Scd. Notes		5.75	4/15/2026	1,632,000	[b]	1,537,907
The Hertz Corp., Gtd. Notes		4.63	12/1/2026	3,730,000	[b]	3,034,286
United Rentals North America Inc., Gtd. Notes		4.00	7/15/2030	2,225,000		1,841,210
United Rentals North America Inc., Gtd. Notes		4.88	1/15/2028	1,500,000		1,378,568
Verisure Holding AB, Sr. Scd. Bonds	EUR	3.88	7/15/2026	2,440,000	[b]	2,063,429
Verscend Escrow Corp., Sr. Unscd. Notes		9.75	8/15/2026	1,515,000	[b]	1,464,073
					27,890,674
Consumer Discretionary - 7.3%
Banijay Entertainment SASU, Sr. Scd. Notes		5.38	3/1/2025	2,320,000	[b]	2,185,672
Caesars Entertainment Inc., Sr. Unscd. Notes		4.63	10/15/2029	3,460,000	[b]	2,652,220
Carnival Corp., Gtd. Bonds	EUR	7.63	3/1/2026	895,000	[b]	692,215
Carnival Corp., Sr. Unscd. Notes		7.63	3/1/2026	3,936,000	[b,c]	2,997,323
CCM Merger Inc., Sr. Unscd. Notes		6.38	5/1/2026	2,618,000	[b]	2,393,925
CDI Escrow Issuer Inc., Sr. Unscd. Notes		5.75	4/1/2030	2,120,000	[b]	1,854,809
Churchill Downs Inc., Gtd. Notes		4.75	1/15/2028	1,200,000	[b]	1,040,024
Everi Holdings Inc., Gtd. Notes		5.00	7/15/2029	3,897,000	[b]	3,202,609
Hilton Domestic Operating Co., Gtd. Notes		3.63	2/15/2032	1,360,000	[b]	1,043,866
Hilton Domestic Operating Co., Gtd. Notes		4.00	5/1/2031	3,000,000	[b]	2,429,850
International Game Technology PLC, Sr. Scd. Notes		4.13	4/15/2026	2,175,000	[b]	1,990,701
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	2,967,000	[b]	2,634,355
Las Vegas Sands Corp., Sr. Unscd. Notes		3.20	8/8/2024	1,450,000		1,367,958
NCL Corp., Gtd. Notes		5.88	3/15/2026	300,000	[b]	228,690
NCL Corp., Sr. Scd. Notes		5.88	2/15/2027	3,716,000	[b]	3,101,336
Royal Caribbean Cruises Ltd., Gtd. Notes		9.25	1/15/2029	373,000	[b]	368,106
Royal Caribbean Cruises Ltd., Sr. Scd. Notes		8.25	1/15/2029	738,000	[b]	719,572
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	4,002,000	[b]	3,066,653
Scientific Games Holdings LP, Sr. Unscd. Notes		6.63	3/1/2030	5,069,000	[b]	4,071,497
Scientific Games International Inc., Gtd. Notes		7.25	11/15/2029	2,275,000	[b]	2,120,300
Station Casinos LLC, Gtd. Notes		4.50	2/15/2028	2,100,000	[b]	1,726,792

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Consumer Discretionary - 7.3% (continued)
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	1,057,000	[b]	787,294
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	2,059,000		1,533,621
WMG Acquisition Corp., Sr. Scd. Notes		3.75	12/1/2029	2,923,000	[b]	2,432,462
Wynn Las Vegas LLC, Gtd. Notes		5.50	3/1/2025	2,600,000	[b]	2,437,968
					49,079,818
Consumer Durables & Apparel - .0%
The William Carter Company, Gtd. Notes		5.63	3/15/2027	288,000	[b]	269,672
Consumer Staples - 1.1%
Kronos Acquisition Holdings Inc., Sr. Scd. Notes		5.00	12/31/2026	3,124,000	[b]	2,745,293
Newell Brands Inc., Sr. Unscd. Notes		4.45	4/1/2026	2,248,000		2,071,397
Newell Brands Inc., Sr. Unscd. Notes		5.63	4/1/2036	1,200,000		991,114
Spectrum Brands Inc., Gtd. Notes		5.00	10/1/2029	620,000	[b]	494,623
Spectrum Brands Inc., Gtd. Notes		5.50	7/15/2030	1,645,000	[b]	1,290,095
					7,592,522
Diversified Financials - 3.2%
Compass Group Diversified Holdings LLC, Gtd. Notes		5.25	4/15/2029	2,242,000	[b]	1,762,470
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,260,000	[b,c]	960,964
Navient Corp., Sr. Unscd. Notes		5.00	3/15/2027	1,600,000		1,310,827
Navient Corp., Sr. Unscd. Notes		5.50	3/15/2029	2,014,000		1,533,676
Navient Corp., Sr. Unscd. Notes		6.75	6/15/2026	3,575,000	[c]	3,249,746
OneMain Finance Corp., Gtd. Notes		6.13	3/15/2024	3,210,000		3,096,912
OneMain Finance Corp., Gtd. Notes		6.63	1/15/2028	2,170,000		1,866,884
PennyMac Financial Services Inc., Gtd. Notes		5.38	10/15/2025	3,628,000	[b]	3,106,402
PennyMac Financial Services Inc., Gtd. Notes		5.75	9/15/2031	1,798,000	[b]	1,288,580
Rocket Mortgage LLC, Gtd. Notes		3.63	3/1/2029	2,090,000	[b]	1,613,323
Rocket Mortgage LLC, Gtd. Notes		3.88	3/1/2031	2,375,000	[b]	1,725,257
					21,515,041
Electronic Components - 1.2%
Imola Merger Corp., Sr. Scd. Notes		4.75	5/15/2029	2,440,000	[b]	2,064,289
Sensata Technologies BV, Gtd. Notes		5.88	9/1/2030	2,395,000	[b]	2,246,031
TTM Technologies Inc., Gtd. Notes		4.00	3/1/2029	4,245,000	[b,c]	3,427,413
					7,737,733
Energy - 9.6%
Antero Midstream Partners LP, Gtd. Notes		5.75	3/1/2027	1,569,000	[b]	1,454,341
Antero Midstream Partners LP, Gtd. Notes		5.75	1/15/2028	1,920,000	[b]	1,751,165
Antero Resources Corp., Gtd. Notes		5.38	3/1/2030	1,980,000	[b,c]	1,784,564

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Energy - 9.6% (continued)
Antero Resources Corp., Gtd. Notes	7.63	2/1/2029	893,000	[b]	893,290
Archrock Partners LP, Gtd. Notes	6.25	4/1/2028	2,403,000	[b]	2,117,139
Blue Racer Midstream LLC, Sr. Unscd. Notes	6.63	7/15/2026	3,246,000	[b]	3,037,866
Blue Racer Midstream LLC, Sr. Unscd. Notes	7.63	12/15/2025	2,275,000	[b]	2,187,458
Cheniere Energy Partners LP, Gtd. Notes	4.00	3/1/2031	3,345,000		2,811,439
Cheniere Energy Partners LP, Gtd. Notes	4.50	10/1/2029	1,200,000		1,059,234
Colgate Energy Partners III LLC, Gtd. Notes	5.88	7/1/2029	1,428,000	[b]	1,277,939
CQP Holdco LP, Sr. Scd. Notes	5.50	6/15/2031	5,020,000	[b]	4,256,207
Crestwood Midstream Partners LP, Gtd. Notes	5.63	5/1/2027	2,184,000	[b]	1,981,205
Crestwood Midstream Partners LP, Gtd. Notes	5.75	4/1/2025	990,000		940,678
CrownRock LP, Sr. Unscd. Notes	5.00	5/1/2029	2,334,000	[b]	2,065,236
CVR Energy Inc., Gtd. Bonds	5.25	2/15/2025	3,968,000	[b]	3,579,076
DCP Midstream Operating LP, Gtd. Notes	5.13	5/15/2029	2,430,000		2,282,143
EnLink Midstream LLC, Gtd. Notes	6.50	9/1/2030	1,892,000	[b]	1,851,965
EnLink Midstream Partners LP, Sr. Unscd. Notes	4.15	6/1/2025	1,175,000		1,093,208
EnLink Midstream Partners LP, Sr. Unscd. Notes	4.85	7/15/2026	1,475,000		1,356,483
EQM Midstream Partners LP, Sr. Unscd. Notes	4.75	1/15/2031	1,325,000	[b]	1,054,833
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	2,934,000		2,514,027
EQM Midstream Partners LP, Sr. Unscd. Notes	7.50	6/1/2027	361,000	[b]	344,672
Matador Resources Co., Gtd. Notes	5.88	9/15/2026	1,843,000		1,780,495
Occidental Petroleum Corp., Sr. Unscd. Notes	4.20	3/15/2048	1,550,000		1,243,263
Occidental Petroleum Corp., Sr. Unscd. Notes	6.13	1/1/2031	1,917,000		1,892,903
Occidental Petroleum Corp., Sr. Unscd. Notes	6.45	9/15/2036	2,435,000		2,440,990
Occidental Petroleum Corp., Sr. Unscd. Notes	7.50	5/1/2031	510,000		534,103
Occidental Petroleum Corp., Sr. Unscd. Notes	8.88	7/15/2030	2,390,000		2,666,212
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	4,373,000	[b]	3,838,887
Southwestern Energy Co., Gtd. Notes	5.38	3/15/2030	1,370,000		1,237,391
Southwestern Energy Co., Gtd. Notes	5.38	2/1/2029	2,538,000		2,306,814

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Energy - 9.6% (continued)
TerraForm Power Operating LLC, Gtd. Notes		4.75	1/15/2030	2,800,000	[b]	2,382,646
USA Compression Partners LP, Gtd. Notes		6.88	4/1/2026	2,996,000		2,761,039
					64,778,911
Environmental Control - 1.4%
Covanta Holding Corp., Gtd. Notes		4.88	12/1/2029	2,403,000	[b]	1,946,406
Covanta Holding Corp., Gtd. Notes		5.00	9/1/2030	2,690,000		2,114,138
GFL Environmental Inc., Sr. Scd. Notes		3.50	9/1/2028	1,770,000	[b]	1,495,650
Harsco Corp., Gtd. Notes		5.75	7/31/2027	3,352,000	[b]	2,100,444
Waste Pro USA Inc., Sr. Unscd. Notes		5.50	2/15/2026	2,251,000	[b]	1,980,103
					9,636,741
Food Products - 1.8%
Albertsons Cos., Gtd. Notes		4.63	1/15/2027	1,240,000	[b]	1,111,060
Albertsons Cos., Gtd. Notes		4.88	2/15/2030	1,660,000	[b,c]	1,406,651
Albertsons Cos., Gtd. Notes		5.88	2/15/2028	636,000	[b]	588,033
Pilgrim's Pride Corp., Gtd. Notes		5.88	9/30/2027	1,736,000	[b]	1,692,166
Post Holdings Inc., Gtd. Notes		4.63	4/15/2030	3,020,000	[b]	2,486,985
Post Holdings Inc., Gtd. Notes		5.50	12/15/2029	1,980,000	[b]	1,714,724
United Natural Foods Inc., Gtd. Notes		6.75	10/15/2028	3,293,000	[b]	3,018,611
					12,018,230
Forest Products & Paper - .2%
Ahlstrom-Munksjo Holding 3 Oy, Sr. Scd. Bonds		4.88	2/4/2028	1,642,000	[b]	1,314,655
Health Care - 6.5%
Catalent Pharma Solutions Inc., Gtd. Notes		5.00	7/15/2027	1,930,000	[b]	1,723,829
Centene Corp., Sr. Unscd. Notes		3.00	10/15/2030	1,780,000		1,413,445
Centene Corp., Sr. Unscd. Notes		3.38	2/15/2030	4,096,000		3,357,389
Centene Corp., Sr. Unscd. Notes		4.63	12/15/2029	4,760,000		4,288,498
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	3,081,000	[b]	2,548,726
Community Health Systems Inc., Sr. Scd. Notes		5.25	5/15/2030	2,161,000	[b,c]	1,509,513
DaVita Inc., Gtd. Notes		4.63	6/1/2030	3,190,000	[b]	2,476,094
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	1,108,000	[b]	890,106
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	3,453,000	[b,c]	2,613,679
Nidda Healthcare Holding GmbH, Sr. Scd. Notes	EUR	3.50	9/30/2024	1,300,000	[b]	1,159,334
Organon & Co., Sr. Scd. Notes		4.13	4/30/2028	1,600,000	[b]	1,371,576
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	3,468,000	[b]	2,846,638

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Health Care - 6.5% (continued)
Prime Healthcare Services Inc., Sr. Scd. Notes		7.25	11/1/2025	6,276,000	[b]	5,609,991
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	3,440,000	[b,c]	3,019,301
Tenet Healthcare Corp., Scd. Notes		6.25	2/1/2027	3,415,000	[b]	3,194,681
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	2,990,000	[b]	2,616,568
Tenet Healthcare Corp., Sr. Scd. Notes		5.13	11/1/2027	3,690,000	[b]	3,318,740
					43,958,108
Industrial - 1.5%
Dycom Industries Inc., Gtd. Notes		4.50	4/15/2029	4,482,000	[b]	3,786,138
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	3,439,000	[b,d]	3,243,372
Titan Acquisition Ltd., Sr. Unscd. Notes		7.75	4/15/2026	1,304,000	[b]	1,032,235
TK Elevator US Newco Inc., Sr. Scd. Notes		5.25	7/15/2027	2,050,000	[b]	1,747,840
					9,809,585
Information Technology - 2.5%
Athenahealth Group Inc., Sr. Unscd. Notes		6.50	2/15/2030	5,389,000	[b]	4,270,513
Boxer Parent Co., Sr. Scd. Notes	EUR	6.50	10/2/2025	1,800,000	[b]	1,660,450
Fair Isaac Corp., Sr. Unscd. Notes		4.00	6/15/2028	4,568,000	[b]	3,901,940
MSCI Inc., Gtd. Notes		3.63	9/1/2030	2,170,000	[b]	1,788,280
Open Text Holdings Inc., Gtd. Notes		4.13	2/15/2030	1,674,000	[b]	1,339,702
PTC Inc., Gtd. Notes		4.00	2/15/2028	4,170,000	[b]	3,656,298
					16,617,183
Insurance - 1.4%
Alliant Holdings Intermediate LLC, Sr. Scd. Notes		4.25	10/15/2027	2,825,000	[b]	2,418,660
Alliant Holdings Intermediate LLC, Sr. Unscd. Notes		6.75	10/15/2027	2,350,000	[b]	2,030,280
AmWINS Group Inc., Sr. Unscd. Notes		4.88	6/30/2029	3,530,000	[b]	2,938,028
HUB International Ltd., Gtd. Notes		7.00	5/1/2026	1,930,000	[b]	1,833,500
					9,220,468
Internet Software & Services - 2.7%
Cogent Communications Group Inc., Gtd. Notes		7.00	6/15/2027	1,100,000	[b]	1,035,871
Go Daddy Operating Co., Gtd. Notes		5.25	12/1/2027	2,520,000	[b]	2,324,652
Match Group Holdings II LLC, Sr. Unscd. Notes		5.00	12/15/2027	2,630,000	[b,c]	2,351,417
Northwest Fiber LLC, Sr. Scd. Notes		4.75	4/30/2027	2,178,000	[b]	1,899,793
Northwest Fiber LLC, Sr. Unscd. Notes		6.00	2/15/2028	4,125,000	[b,c]	3,205,549
NortonLifeLock Inc., Gtd. Notes		6.75	9/30/2027	1,657,000	[b]	1,593,893

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Internet Software & Services - 2.7% (continued)
TripAdvisor Inc., Gtd. Notes		7.00	7/15/2025	1,844,000	[b]	1,795,566
Uber Technologies Inc., Gtd. Notes		4.50	8/15/2029	2,190,000	[b,c]	1,845,075
United Group BV, Sr. Scd. Bonds	EUR	3.13	2/15/2026	2,590,000	[b]	1,934,448
					17,986,264
Materials - 4.4%
ARD Finance SA, Sr. Scd. Notes	EUR	5.00	6/30/2027	1,530,000	[b,d]	1,030,890
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	1,448,297	[b,d]	994,589
Ardagh Packaging Finance PLC, Sr. Scd. Notes		5.25	4/30/2025	3,075,000	[b,c]	2,880,721
Ball Corp., Gtd. Notes		3.13	9/15/2031	2,730,000	[c]	2,063,689
Berry Global Inc., Scd. Notes		5.63	7/15/2027	2,520,000	[b]	2,363,231
Canpack SA, Gtd. Notes		3.88	11/15/2029	3,640,000	[b]	2,851,211
Crown Americas LLC, Gtd. Notes		5.25	4/1/2030	1,847,000	[b]	1,664,821
Graham Packaging Co., Gtd. Notes		7.13	8/15/2028	2,658,000	[b]	2,140,167
LABL Inc., Sr. Scd. Notes		6.75	7/15/2026	2,090,000	[b]	1,898,284
LABL Inc., Sr. Unscd. Notes		8.25	11/1/2029	1,509,000	[b]	1,099,670
LABL Inc., Sr. Unscd. Notes		10.50	7/15/2027	455,000	[b]	387,856
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds	EUR	4.75	4/15/2024	2,100,000	[b]	1,929,953
Mauser Packaging Solutions Holding Co., Sr. Unscd. Notes		7.25	4/15/2025	6,362,000	[b]	5,605,463
Sealed Air Corp., Gtd. Notes		5.00	4/15/2029	3,320,000	[b]	2,967,532
					29,878,077
Media - 10.3%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	3,370,000	[b,c]	2,586,846
Block Communications Inc., Gtd. Notes		4.88	3/1/2028	3,243,000	[b]	2,815,167
Cable One Inc., Gtd. Notes		4.00	11/15/2030	2,620,000	[b]	2,044,098
CCO Holdings LLC, Sr. Unscd. Notes		4.50	8/15/2030	3,795,000	[b]	3,010,592
CCO Holdings LLC, Sr. Unscd. Notes		4.75	3/1/2030	2,720,000	[b]	2,213,291
CCO Holdings LLC, Sr. Unscd. Notes		5.00	2/1/2028	4,755,000	[b]	4,108,154
CCO Holdings LLC, Sr. Unscd. Notes		5.13	5/1/2027	1,259,000	[b]	1,138,312
CCO Holdings LLC, Sr. Unscd. Notes		5.38	6/1/2029	4,990,000	[b,c]	4,378,725
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	2,895,000	[b]	2,532,285
CSC Holdings LLC, Gtd. Notes		6.50	2/1/2029	1,870,000	[b]	1,654,511
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	5,796,000	[b]	4,130,230
CSC Holdings LLC, Sr. Unscd. Notes		7.50	4/1/2028	1,500,000	[b]	1,225,920
DISH DBS Corp., Gtd. Notes		5.88	11/15/2024	4,964,000		4,437,394
DISH DBS Corp., Sr. Scd. Bonds		5.25	12/1/2026	1,906,000	[b]	1,565,058
Gray Television Inc., Gtd. Notes		4.75	10/15/2030	3,456,000	[b,c]	2,595,171
Nexstar Media Inc., Gtd. Notes		4.75	11/1/2028	4,170,000	[b,c]	3,552,882
Radiate Holdco LLC, Sr. Scd. Notes		4.50	9/15/2026	2,204,000	[b]	1,810,641
Scripps Escrow II Inc., Sr. Unscd. Notes		5.38	1/15/2031	2,519,000	[b,c]	1,911,289

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Media - 10.3% (continued)
Scripps Escrow Inc., Gtd. Notes	5.88	7/15/2027	4,001,000	[b,c]	3,488,532
Sirius XM Radio Inc., Gtd. Notes	4.00	7/15/2028	2,120,000	[b]	1,807,703
Sirius XM Radio Inc., Gtd. Notes	4.13	7/1/2030	1,830,000	[b]	1,491,450
Sirius XM Radio Inc., Gtd. Notes	5.00	8/1/2027	1,340,000	[b]	1,232,552
TEGNA Inc., Gtd. Notes	5.00	9/15/2029	2,750,000	[c]	2,537,618
UPC Broadband Finco BV, Sr. Scd. Notes	4.88	7/15/2031	3,420,000	[b]	2,659,546
UPC Holding BV, Sr. Scd. Notes	5.50	1/15/2028	1,710,000	[b]	1,438,486
Virgin Media Finance PLC, Gtd. Notes	5.00	7/15/2030	3,535,000	[b]	2,604,853
Ziggo Bond Co. BV, Gtd. Notes	5.13	2/28/2030	2,045,000	[b]	1,466,040
Ziggo BV, Sr. Scd. Notes	4.88	1/15/2030	3,561,000	[b]	2,819,101
				69,256,447
Metals & Mining - .8%
Arconic Corp., Scd. Notes	6.13	2/15/2028	1,970,000	[b]	1,744,563
FMG Resources Ltd., Sr. Unscd. Notes	6.13	4/15/2032	1,950,000	[b]	1,678,482
Novelis Corp., Gtd. Notes	4.75	1/30/2030	1,970,000	[b]	1,620,384
				5,043,429
Real Estate - 3.7%
Blackstone Mortgage Trust Inc., Sr. Scd. Notes	3.75	1/15/2027	440,000	[b]	361,508
Brookfield Property REIT Inc., Sr. Scd. Notes	4.50	4/1/2027	2,320,000	[b]	1,906,088
Iron Mountain Inc., Gtd. Notes	5.25	7/15/2030	5,010,000	[b]	4,156,597
Ladder Capital Finance Corp., Gtd. Notes	4.25	2/1/2027	3,235,000	[b]	2,609,829
Ladder Capital Finance Corp., Gtd. Notes	4.75	6/15/2029	577,000	[b]	432,923
Ladder Capital Finance Corp., Gtd. Notes	5.25	10/1/2025	1,894,000	[b]	1,744,961
Park Intermediate Holdings LLC, Sr. Scd. Notes	4.88	5/15/2029	3,990,000	[b]	3,238,124
RLJ Lodging Trust LP, Sr. Scd. Notes	4.00	9/15/2029	2,637,000	[b]	2,071,551
SBA Communications Corp., Sr. Unscd. Notes	3.13	2/1/2029	3,636,000		2,932,270
Starwood Property Trust Inc., Sr. Unscd. Notes	3.75	12/31/2024	3,140,000	[b]	2,850,100
XHR LP, Sr. Scd. Notes	4.88	6/1/2029	2,935,000	[b]	2,425,836
				24,729,787
Retailing - 2.9%
Macy's Retail Holdings LLC, Gtd. Notes	4.50	12/15/2034	2,014,000		1,319,754
Macy's Retail Holdings LLC, Gtd. Notes	5.88	4/1/2029	2,125,000	[b]	1,708,288
New Red Finance Inc., Sr. Scd. Notes	3.50	2/15/2029	2,540,000	[b]	2,092,922

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Retailing - 2.9% (continued)
New Red Finance Inc., Sr. Scd. Notes		3.88	1/15/2028	1,853,000	[b]	1,615,621
Petsmart Inc., Sr. Scd. Notes		4.75	2/15/2028	2,590,000	[b]	2,221,829
Staples Inc., Sr. Scd. Notes		7.50	4/15/2026	3,566,000	[b]	2,999,202
Staples Inc., Sr. Unscd. Notes		10.75	4/15/2027	1,750,000	[b]	1,299,454
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	973,000	[b,c]	685,104
White Cap Parent LLC, Sr. Unscd. Notes		8.25	3/15/2026	2,299,000	[b,d]	1,952,164
Yum! Brands Inc., Sr. Unscd. Notes		4.75	1/15/2030	1,380,000	[b]	1,209,073
Yum! Brands Inc., Sr. Unscd. Notes		5.38	4/1/2032	2,894,000		2,572,024
					19,675,435
Technology Hardware & Equipment - .1%
Banff Merger Sub Inc., Sr. Unscd. Notes	EUR	8.38	9/1/2026	441,000	[b]	408,590
Telecommunication Services - 5.1%
Altice France Holding SA, Gtd. Notes		6.00	2/15/2028	1,946,000	[b,c]	1,238,488
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	1,940,000	[b]	1,447,241
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	2,630,000	[b]	2,086,760
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	3,315,000	[b]	2,502,506
Ciena Corp., Gtd. Notes		4.00	1/31/2030	1,532,000	[b]	1,281,342
CommScope Inc., Gtd. Notes		8.25	3/1/2027	338,000	[b]	279,773
CommScope Inc., Sr. Scd. Notes		6.00	3/1/2026	2,408,000	[b]	2,220,898
Connect Finco SARL, Sr. Scd. Notes		6.75	10/1/2026	7,212,000	[b,c]	6,316,934
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	2,690,000	[b]	2,301,280
Sprint Capital Corp., Gtd. Notes		6.88	11/15/2028	4,210,000		4,333,248
Sprint Corp., Gtd. Notes		7.63	3/1/2026	3,463,000		3,587,640
Telecom Italia SpA, Sr. Unscd. Notes		5.30	5/30/2024	2,690,000	[b]	2,544,323
ViaSat Inc., Sr. Unscd. Notes		5.63	9/15/2025	2,985,000	[b]	2,321,763
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	EUR	3.25	1/31/2031	2,770,000	[b]	2,060,774
					34,522,970
Transportation - .7%
First Student Bidco Inc., Sr. Scd. Notes		4.00	7/31/2029	5,498,000	[b]	4,465,922
Utilities - 3.1%
Calpine Corp., Sr. Scd. Notes		4.50	2/15/2028	2,700,000	[b]	2,384,586
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	1,729,000	[b]	1,376,296
Calpine Corp., Sr. Unscd. Notes		5.13	3/15/2028	1,565,000	[b,c]	1,347,373
Clearway Energy Operating LLC, Gtd. Notes		4.75	3/15/2028	2,234,000	[b]	1,992,540
Energia Group Ni Financeco PLC, Sr. Scd. Notes	GBP	4.75	9/15/2024	620,000	[b]	625,285
NRG Energy Inc., Gtd. Notes		3.63	2/15/2031	3,890,000	[b]	3,042,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 89.2% (continued)
Utilities - 3.1% (continued)
NRG Energy Inc., Gtd. Notes		5.25	6/15/2029	1,520,000	[b]	1,333,086
Pattern Energy Operations LP, Gtd. Notes		4.50	8/15/2028	2,747,000	[b]	2,387,418
Pike Corp., Gtd. Notes		5.50	9/1/2028	1,760,000	[b]	1,427,853
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	3,859,000	[b,e]	3,377,609
Vistra Operations Co., Gtd. Notes		4.38	5/1/2029	2,110,000	[b]	1,759,719
					21,054,328
Total Bonds and Notes (cost $693,622,949)				599,433,777

Floating Rate Loan Interests - 2.7%
Commercial & Professional Services - .1%
Praesidiad Ltd., Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.78	10/4/2024	1,000,000	[f]	832,062
Information Technology - .4%
Ivanti Software Inc., First Lien Term Loan B, 3 Month LIBOR +4.25%		7.33	12/1/2027	1,768,059	[f]	1,385,902
Mitchell International, Second Lien Initial Term Loan, 3 Month LIBOR +6.50%		9.57	10/15/2029	1,502,564	[f]	1,410,532
					2,796,434
Insurance - .6%
Asurion LLC, New Term Loan B-4, 1 Month LIBOR +5.25%		8.37	1/15/2029	790,155	[f]	608,420
Asurion LLC, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		8.37	2/3/2028	4,578,000	[f]	3,473,557
					4,081,977
Media - .6%
DIRECTV Financing LLC, Closing Date Term Loan, 1 Month LIBOR +5.00%		8.12	8/2/2027	3,936,128	[f]	3,676,600
Technology Hardware & Equipment - .3%
Mcafee Corp., Tranche Term Loan B-1, 1 Month Term SOFR +3.75%		6.36	3/1/2029	2,394,000	[f]	2,190,079
Telecommunication Services - .7%
CCI Buyer Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.00%		7.55	12/17/2027	4,950,140	[f]	4,679,120
Total Floating Rate Loan Interests (cost $20,822,203)				18,256,272
Description				Shares		Value ($)
Common Stocks - .1%
Information Technology - .0%
Skillsoft Corp.				46,443	[g]	84,991

Description		Shares		Value ($)
Common Stocks - .1% (continued)
Media - .1%
Altice USA Inc., Cl. A		29,000	[g]	169,070
Total Common Stocks (cost $1,055,331)		254,061
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 4.0%
Registered Investment Companies - 4.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $27,110,969)	3.03	27,110,969	[h]	27,110,969

Investment of Cash Collateral for Securities Loaned - 4.1%
Registered Investment Companies - 4.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $27,697,824)	3.03	27,697,824	[h]	27,697,824
Total Investments (cost $770,309,276)		100.1%	672,752,903
Liabilities, Less Cash and Receivables		(0.1%)	(535,655)
Net Assets		100.0%	672,217,248

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $491,137,627 or 73.06% of net assets.

c Security, or portion thereof, on loan. At September 30, 2022, the value of the fund’s securities on loan was $40,379,079 and the value of the collateral was $42,653,740, consisting of cash collateral of $27,697,824 and U.S. Government & Agency securities valued at $14,955,916. In addition, the value of collateral may include pending sales that are also on loan.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Fund

September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	34,070,130	Euro	35,295,000	10/31/2022	(594,537)
British Pound	1,000,000	United States Dollar	1,106,348	10/31/2022	10,952
Citigroup Global Markets Inc.
United States Dollar	963,035	Euro	1,000,000	10/31/2022	(19,106)
Goldman Sachs & Co. LLC
United States Dollar	2,571,590	British Pound	2,395,000	10/31/2022	(104,343)
Gross Unrealized Appreciation					10,952
Gross Unrealized Depreciation					(717,986)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	23,436,868	-	23,436,868
Corporate Bonds	-	575,996,909	-	575,996,909
Equity Securities - Common Stocks	254,061	-	-	254,061
Floating Rate Loan Interests	-	18,256,272	-	18,256,272
Investment Companies	54,808,793	-	-	54,808,793
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	10,952	-	10,952
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(717,986)	-	(717,986)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2022, accumulated net unrealized depreciation on investments was $97,556,373, consisting of $1,377,730 gross unrealized appreciation and $98,934,103 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.